Trade payables and other current liabilities	6 Months Ended
Jun. 30, 2019
Trade payables and other current liabilities [Abstract]
Trade payables and other current liabilities
Note 17. - Trade payables and other current liabilities

Trade payable and other current liabilities as of June 30, 2019 and December 31, 2018 are as follows:

	Balance as of June 30,	Balance as of December 31,
	2019	2018
	($ in thousands)
Trade accounts payable	61,218	109,430
Down payments from clients	6,209	6,289
Liberty (Note 16)	37,119	37,119
Other accounts payable	44,791	39,195
Total	149,337	192,033

Trade accounts payables mainly relate to the operation and maintenance of the plants.

Nominal values of Trade payables and other current liabilities are considered to approximately equal to fair values and the effect of discounting them is not significant.